CASH AND CASH EQUIVALENTS - Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash	$ 8,297,526	$ 6,740,232
Cash equivalents	13,962,411	7,462,085
TOTAL	$ 22,259,937	$ 14,202,317	$ 25,971,261